Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
Research and development	$ 9,124	$ 4,138
General and administrative	17,265	6,563
Depreciation and amortization	544	479
Total operating expenses and loss from operations	26,933	11,180
Other (income) expenses
Interest income	(1,413)	0
Interest expense, net of capitalized interest	2,838	341
Change in fair value of derivatives	1,326	1,088
Change in fair value of warrants liability	4,525	18,498
Change in fair value of earnout liability	(75,488)	0
Other income, net	(811)	(805)
Total other (income) expenses, net	(69,023)	19,122
Net income (loss)	42,090	(30,302)
Other comprehensive income (loss)
Unrealized (loss) on marketable securities	(1,712)	0
Foreign currency translation adjustment, net of tax	77	794
Total comprehensive income (loss)	$ 40,455	$ (29,508)
Net income (loss) per share, basic (in dollars per share)	$ 0.42	$ (0.48)
Net income (loss) per share, diluted (in dollars per share)	$ 0.40	$ (0.48)
Weighted-average common shares outstanding, basic (in shares)	101,221,781	62,544,933
Weighted-average common shares outstanding, diluted (in shares)	106,237,754	62,544,933